Changes to Previously Issued Financial Statements (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
As Reported in Prior Period [Member]
Net sales	$ 188,553	$ 206,722	$ 814,696	$ 765,769	$ 737,621
Gross Margin	71,834	88,845	328,961	294,763	253,286
Selling, technical, general and research expenses	61,754	61,830	236,571	219,731	221,238
Pension settlement charge	9,175
Restructuring included in segment operating income	258	34	9,317	3,747	68,174
Operating Income	647	26,981	83,073	71,285	(36,126)
Merge PMC and EF [Member]
Net sales
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Reclassify Primaloft to Discontinued [Member]
Net sales	(8,476)	(6,768)	(27,409)	(22,882)	(18,992)
Gross Margin	(3,548)	(3,657)	(14,795)	(12,790)	(8,853)
Selling, technical, general and research expenses	(1,992)	(1,750)	(6,329)	(6,214)	(5,198)
Pension settlement charge
Restructuring included in segment operating income					(61)
Operating Income	(1,556)	(1,907)	(8,466)	(6,576)	(3,594)
As Adjusted [Member]
Net sales	180,077	199,954	787,287	742,887	718,629
Gross Margin	68,286	85,188	314,166	281,973	244,433
Selling, technical, general and research expenses	59,762	60,080	230,242	213,517	216,040
Pension settlement charge	9,175
Restructuring included in segment operating income	258	34	9,317	3,747	68,113
Operating Income	(909)	25,074	74,608	64,709	(39,720)
Paper Machine Clothing [Member] | As Reported in Prior Period [Member]
Net sales			657,569	623,555	609,897
Gross Margin			288,456	265,111	228,301
Selling, technical, general and research expenses			119,668	104,845	118,736
Restructuring included in segment operating income			3,260	3,705	66,941
Operating Income			165,528	156,561	42,624
Paper Machine Clothing [Member] | Merge PMC and EF [Member]
Net sales			(657,569)	(623,555)	(609,897)
Gross Margin			(288,456)	(265,111)	(228,301)
Selling, technical, general and research expenses			(119,668)	(104,845)	(118,736)
Restructuring included in segment operating income			(3,260)	(3,705)	(66,941)
Operating Income			(165,528)	(156,561)	(42,624)
Paper Machine Clothing [Member] | Reclassify Primaloft to Discontinued [Member]
Net sales
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Paper Machine Clothing [Member] | As Adjusted [Member]
Net sales
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Machine Clothing [Member] | As Reported in Prior Period [Member]
Net sales	164,288	188,482
Gross Margin	67,998	86,537
Selling, technical, general and research expenses	36,480	36,233
Restructuring included in segment operating income	9,175	33
Operating Income	30,845	50,271
Machine Clothing [Member] | Merge PMC and EF [Member]
Net sales			739,211	701,020	684,805
Gross Margin			317,984	290,426	251,634
Selling, technical, general and research expenses			135,546	120,002	134,711
Restructuring included in segment operating income			5,680	4,762	71,252
Operating Income			176,758	165,662	46,571
Machine Clothing [Member] | Reclassify Primaloft to Discontinued [Member]
Net sales
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Machine Clothing [Member] | As Adjusted [Member]
Net sales	164,288	188,482	739,211	701,020	684,805
Gross Margin	67,998	86,537	317,984	290,426	251,634
Selling, technical, general and research expenses	36,480	36,233	135,546	120,002	134,711
Restructuring included in segment operating income	9,175	33	5,680	4,762	71,252
Operating Income	30,845	50,271	176,758	165,662	46,571
Engineered Fabrics [Member] | As Reported in Prior Period [Member]
Net sales			81,642	77,465	74,908
Gross Margin			29,528	25,315	23,333
Selling, technical, general and research expenses			15,878	15,157	15,975
Restructuring included in segment operating income			2,420	1,057	4,311
Operating Income			11,230	9,101	3,047
Engineered Fabrics [Member] | Merge PMC and EF [Member]
Net sales			(81,642)	(77,465)	(74,908)
Gross Margin			(29,528)	(25,315)	(23,333)
Selling, technical, general and research expenses			(15,878)	(15,157)	(15,975)
Restructuring included in segment operating income			(2,420)	(1,057)	(4,311)
Operating Income			(11,230)	(9,101)	(3,047)
Engineered Fabrics [Member] | Reclassify Primaloft to Discontinued [Member]
Net sales
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Engineered Fabrics [Member] | As Adjusted [Member]
Net sales
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Composites [Member] | As Reported in Prior Period [Member]
Net sales	15,789	11,472	48,076	71,867	33,824
Gross Margin	1,393	(19)	507	(2,608)	(2,487)
Selling, technical, general and research expenses	1,364	1,011	4,654	5,638	3,875
Restructuring included in segment operating income		13	57	930	291
Operating Income	29	(1,043)	(4,204)	(9,176)	(6,653)
Composites [Member] | Merge PMC and EF [Member]
Net sales
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Composites [Member] | Reclassify Primaloft to Discontinued [Member]
Net sales
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Composites [Member] | As Adjusted [Member]
Net sales	15,789	11,472	48,076	71,867	33,824
Gross Margin	1,393	(19)	507	(2,608)	(2,487)
Selling, technical, general and research expenses	1,364	1,011	4,654	5,638	3,875
Restructuring included in segment operating income		13	57	930	291
Operating Income	29	(1,043)	(4,204)	(9,176)	(6,653)
Primaloft [Member] | As Reported in Prior Period [Member]
Net sales	8,476	6,768	27,409	22,882	18,992
Gross Margin	3,548	3,657	14,795	12,790	8,853
Selling, technical, general and research expenses	1,992	1,746	6,255	6,180	5,103
Restructuring included in segment operating income					61
Operating Income	1,556	1,911	8,540	6,610	3,689
Primaloft [Member] | Merge PMC and EF [Member]
Net sales
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Primaloft [Member] | Reclassify Primaloft to Discontinued [Member]
Net sales	(8,476)	(6,768)	(27,409)	(22,882)	(18,992)
Gross Margin	(3,548)	(3,657)	(14,795)	(12,790)	(8,853)
Selling, technical, general and research expenses	(1,992)	(1,746)	(6,255)	(6,180)	(5,103)
Restructuring included in segment operating income					(61)
Operating Income	(1,556)	(1,911)	(8,540)	(6,610)	(3,689)
Primaloft [Member] | As Adjusted [Member]
Net sales
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Research [Member] | As Reported in Prior Period [Member]
Selling, technical, general and research expenses	6,065	7,165	29,007	26,064	23,849
Restructuring included in segment operating income
Operating Income	(6,065)	(7,165)	(29,007)	(26,064)	(23,849)
Research [Member] | Merge PMC and EF [Member]
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Research [Member] | Reclassify Primaloft to Discontinued [Member]
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Research [Member] | As Adjusted [Member]
Selling, technical, general and research expenses	6,065	7,165	29,007	26,064	23,849
Restructuring included in segment operating income
Operating Income	(6,065)	(7,165)	(29,007)	(26,064)	(23,849)
Non Segment [Member] | As Reported in Prior Period [Member]
Gross Margin	(1,105)	(1,330)	(4,325)	(5,845)	(4,714)
Selling, technical, general and research expenses	15,853	15,675	61,109	61,847	53,700
Pension settlement charge	9,175
Restructuring included in segment operating income	(415)	(12)	3,580	(1,945)	(3,430)
Operating Income	(25,718)	(16,993)	(69,014)	(65,747)	(54,984)
Non Segment [Member] | Merge PMC and EF [Member]
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Non Segment [Member] | Reclassify Primaloft to Discontinued [Member]
Gross Margin
Selling, technical, general and research expenses		(4)	(74)	(34)	(95)
Pension settlement charge
Restructuring included in segment operating income
Operating Income		4	74	34	95
Non Segment [Member] | As Adjusted [Member]
Gross Margin	(1,105)	(1,330)	(4,325)	(5,845)	(4,714)
Selling, technical, general and research expenses	15,853	15,671	61,035	61,813	53,605
Pension settlement charge	9,175
Restructuring included in segment operating income	(415)	(12)	3,580	(1,945)	(3,430)
Operating Income	$ (25,718)	$ (16,989)	$ (68,940)	$ (65,713)	$ (54,889)